Segment reporting (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net revenues	¥ 951,592	$ 149,326	¥ 745,802	¥ 576,888
Operating income/(loss)	4,141	650	12,343	8,995
Including: gain on sale of development properties	767	120	1,649	3,885
Total other income/(expense)	(6,721)		38,476	4,698
Income/(loss) before tax	(2,580)	$ (405)	50,819	13,693
Operating segments
Net revenues	951,016		744,996	575,742
Operating income/(loss)	14,186		16,986	12,753
Inter-segment
Net revenues	(46,043)		(39,945)	(31,127)
Unallocated items
Net revenues	576		806	1,146
Operating income/(loss)	(10,045)		(4,643)	(3,758)
JD Retail | Operating segments
Net revenues	866,303		693,965	545,281
Operating income/(loss)	26,613		20,611	14,991
New Businesses | Operating segments
Net revenues	26,063		17,601	11,740
Operating income/(loss)	(10,600)		(4,723)	(1,730)
Including: gain on sale of development properties	767		1,649	3,885
JD Logistics [Member] | Operating segments
Net revenues	104,693		73,375	49,848
Operating income/(loss)	¥ (1,827)		¥ 1,098	¥ (508)